Financial Instruments and Risk Management (Details) - MYR (RM)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Financial Instruments and Risk Management [Abstract]
Increase or decrease to report interest rate risk	RM 11,713	RM 16,707